UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment __;  Amendment Number:
    This Amendment (Check only one.):  __ is a restatement.
                                       __ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Locust Wood Capital, LP
Address:     1540 Broadway
             Suite 1510
             New York, NY  10036

Form 13F File Number: 28-11881

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Paul Morris
Title:          Chief Financial Officer
Phone:          (212) 354-0193

Signature, Place and Date of Signing:

     /s/  Paul Morris     New York, NY     January 24, 2012

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/x/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No.          Form 13F File Number          Name

1.           28-11558                      Locust Wood Capital Advisers, LLC